PGIM Target Date 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 54.1%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	48,590	$704,549
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	81,869	4,232,627
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	100,661	1,003,586
		5,940,762
Fixed Income — 7.0%
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	44,996	330,719
PGIM Total Return Bond Fund (Class R6)	35,892	438,247
		768,966
International Equity — 38.8%
PGIM Global Real Estate Fund (Class R6)	26,445	547,417
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	65,872	1,036,831
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	159,890	2,686,147
		4,270,395

Total Long-Term Investments (cost $8,380,404)		10,980,123

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $28,807)	28,807	28,807

TOTAL INVESTMENTS 100.2% (cost $8,409,211)(wa)		11,008,930
Liabilities in excess of other assets (0.2)%		(19,786)

Net Assets 100.0%		$10,989,144

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2060 Fund